REDEEMABLE CONVERTIBLE PREFERRED SHARES - Terms and redemption rights (Details) ¥ in Thousands, $ in Thousands				3 Months Ended	6 Months Ended
	Mar. 22, 2022 shares	Mar. 18, 2022 USD ($) shares	Mar. 18, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares
Pre-A Investor B
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares)		5,332,827	5,332,827
Cash consideration		$ 23,650	¥ 150,000
Series Pre-A Preferred Shares | Pre-A Investor A
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares)					35,552,179
Aggregate consideration | $					$ 153,126
Series Pre-A Preferred Shares | Pre-A Investor B
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares redesignated from ordinary shares	5,332,827
Series A Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Number of shares issued (in shares)				27,343,520
Aggregate consideration | $				$ 187,734